Vehicles and equipment on operating leases	12 Months Ended
Mar. 31, 2017
Vehicles and equipment on operating leases

9. Vehicles and equipment on operating leases:

Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2016	2017
Vehicles	5,778,463	6,105,527
Equipment	12,836	13,096
Less - Deferred income and other	(138,677)	(152,044)

	5,652,622	5,966,579
Less - Accumulated depreciation	(1,133,785)	(1,263,774)
Less - Allowance for credit losses	(13,049)	(18,889)

Vehicles and equipment on operating leases, net	4,505,788	4,683,916

Rental income from vehicles and equipment on operating leases was ¥726,515 million, ¥891,733 million and ¥850,210 million for the years ended March 31, 2015, 2016 and 2017, respectively. Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions
2018	792,555
2019	528,657
2020	216,929
2021	44,847
2022	12,193
Thereafter	2,049

Total minimum future rentals	1,597,230

The future minimum rentals as shown above should not be considered indicative of future cash collections.